SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised					51,000,000	5,000,000
Issued capital | ¥	¥ 151	[1]	¥ 137
Issuance of new shares | ¥	53		14
Equity compensation | ¥	2		0
Issued capital | ¥	¥ 206	[2]	¥ 151	[1]
Value of Shares authorised | $					$ 400	$ 400
Balance	2,820,939		2,565,136
Issuance of new shares (in shares)					1,003,152	255,803
Equity compensation (in shares)	27,394		0
Ending Balance (in shares)	3,851,485		2,820,939

[1]	Equivalent to US$22,000
[2]	Equivalent to US$31,000